Deposits and Other Demand Liabilities and Time Deposits - Schedule of Time Deposits and Other Time Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Time Deposits and Other Time Liabilities [abstract]
Time deposits	$ 12,685,710	$ 10,076,331
Time savings accounts	17,943	21,112
Totals	$ 12,703,653	$ 10,097,443